OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Investments
Securities - FVTPL	$ 1,250,000,000		$ 239,000,000
Convertible Preferred Units Of US Hospitality Company
Investments
Percent of dividend rate (percent)	7.50%
Securities - FVTPL	$ 418,000,000		175,000,000
Additional Convertible Preferred Units Of US Hospitality Company
Investments
Percent of dividend rate (percent)	5.00%
Securities - FVTPL		$ 238,000,000
BSREP III
Investments
Securities - FVTPL	$ 417,000,000		$ 0